Schedule of Investments (unaudited) July 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Glencore PLC	197,775	$1,202,756

Canada — 2.0%
Cameco Corp.	16,435	577,855
Enbridge, Inc.	66,793	2,455,636
Suncor Energy, Inc.	26,456	827,797
Teck Resources Ltd., Class B	4,236	188,205

		4,049,493

China — 2.1%
Aier Eye Hospital Group Co. Ltd., Class A	22,294	62,903
Alibaba Group Holding Ltd.(a)	21,600	276,035
Amoy Diagnostics Co. Ltd., Class A	22,910	77,436
Bank of Chengdu Co. Ltd., Class A	51,300	101,668
BYD Co. Ltd., Class H	21,000	747,978
China Construction Bank Corp., Class H	119,000	69,360
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,159	78,960
Glodon Co. Ltd., Class A	11,200	50,695
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,643	133,810
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	42,400	85,489
Haidilao International Holding Ltd.(b)	26,000	73,436
Hangzhou Robam Appliances Co. Ltd., Class A	47,871	195,679
Hundsun Technologies, Inc., Class A	12,396	71,451
Hygeia Healthcare Holdings Co. Ltd.(b)	9,200	59,809
Industrial & Commercial Bank of China Ltd., Class H	154,000	75,202
JD Health International, Inc.(a)(b)	16,700	122,082
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	11,425	71,375
Kingsoft Corp. Ltd.	11,200	48,207
Kweichow Moutai Co. Ltd., Class A	500	131,962
Meituan, Class B(a)(b)	6,710	128,095
Microport Cardioflow Medtech Corp.(a)(b)	217,000	62,866
Ping An Insurance Group Co. of China Ltd., Class A	9,800	72,403
Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,459	59,015
StarPower Semiconductor Ltd., Class A	2,400	73,642
Tencent Holdings Ltd.	21,900	1,006,548
Wuliangye Yibin Co. Ltd., Class A	3,800	96,517
Yonyou Network Technology Co. Ltd., Class A	33,108	87,531

		4,120,154

France — 5.4%
Accor SA	8,949	337,664
BNP Paribas SA	33,482	2,208,064
Cie de Saint-Gobain	25,874	1,749,894
EssilorLuxottica SA	6,182	1,243,665
Kering SA	1,964	1,127,661
LVMH Moet Hennessy Louis Vuitton SE	1,559	1,447,948
Sanofi	8,964	956,320
TotalEnergies SE	9,226	560,539
Vinci SA	9,448	1,109,643

		10,741,398

Germany — 3.6%
Bayer AG, Registered Shares	16,992	993,750
Commerzbank AG	23,693	283,403
Mercedes-Benz Group AG, Registered Shares	15,346	1,225,576
SAP SE	16,455	2,244,652
SAP SE, ADR	1,101	150,122
Siemens AG, Registered Shares	13,813	2,354,318

		7,251,821

Security	Shares	Value

Hong Kong — 0.5%
AIA Group Ltd.	97,800	$978,463

Israel — 0.6%
Nice Ltd., ADR(a)	5,264	1,146,762

Italy — 0.6%
Intesa Sanpaolo SpA	324,199	937,476
UniCredit SpA	7,693	194,544

		1,132,020

Japan — 6.3%
FANUC Corp.	50,200	1,535,740
Honda Motor Co. Ltd.	25,000	797,035
Hoya Corp.	6,578	766,069
Japan Airlines Co. Ltd.	62,400	1,350,998
Keyence Corp.	3,500	1,570,597
Kose Corp.	4,600	450,461
Mitsubishi UFJ Financial Group, Inc.	250,700	2,018,699
Mitsui & Co. Ltd.	17,900	698,638
SMC Corp.	2,000	1,045,126
Sysmex Corp.	15,900	1,076,670
Toyota Motor Corp.	68,600	1,153,423

		12,463,456

Netherlands — 4.4%
Adyen NV(a)(b)	463	859,335
ASML Holding NV	2,882	2,064,286
ING Groep NV, Series N	187,887	2,742,523
Shell PLC	73,919	2,273,813
Shell PLC, ADR	14,574	898,196

		8,838,153

South Korea — 0.5%
Amorepacific Corp.	3,093	273,194
SK Hynix, Inc.	8,025	777,181

		1,050,375

Spain — 1.1%
Cellnex Telecom SA(b)	51,121	2,087,734

Switzerland — 3.2%
Alcon, Inc.	17,707	1,506,717
Nestle SA, Registered Shares	26,555	3,253,496
Roche Holding AG	1,524	472,518
TE Connectivity Ltd.	8,106	1,163,130

		6,395,861

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	76,000	1,372,378

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—

United Kingdom — 3.9%
AstraZeneca PLC	8,684	1,247,684
AstraZeneca PLC, ADR	6,694	479,960
BAE Systems PLC	116,552	1,393,851
Barclays PLC	210,871	418,434
Compass Group PLC	31,772	826,632
Genius Sports Ltd.(a)	7,645	59,937
Lloyds Banking Group PLC	255,242	147,465
RELX PLC	25,325	852,356
Unilever PLC	44,428	2,387,245

		7,813,564

United States — 54.2%
Abbott Laboratories	17,643	1,964,195

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AbbVie, Inc.	3,865	$578,127
Advanced Micro Devices, Inc.(a)	6,500	743,600
Air Products and Chemicals, Inc.	5,262	1,606,646
Albemarle Corp.	4,475	949,953
Alphabet, Inc., Class C(a)	41,135	5,475,480
Amazon.com, Inc.(a)	35,374	4,728,796
American Tower Corp.	7,009	1,333,883
Apple, Inc.(d)	39,415	7,743,077
Applied Materials, Inc.	6,343	961,535
Aptiv PLC(a)	8,468	927,213
Archer-Daniels-Midland Co.	16,298	1,384,678
Atlas Energy Solutions, Inc., Class A	1,258	24,846
Ball Corp.	136	7,982
Boston Scientific Corp.(a)	38,736	2,008,460
Bunge Ltd.	9,098	988,680
California Resources Corp.	713	38,039
CF Industries Holdings, Inc.	12,778	1,048,818
Charter Communications, Inc., Class A(a)	1,988	805,518
Chesapeake Energy Corp.	562	47,399
Chipotle Mexican Grill, Inc.(a)	116	227,625
Chubb Ltd.	7,298	1,491,784
Citigroup, Inc.	200	9,532
Comcast Corp., Class A	19,542	884,471
ConocoPhillips	12,257	1,442,894
Costco Wholesale Corp.	2,504	1,403,918
Crowdstrike Holdings, Inc., Class A(a)	2,769	447,637
Crown Holdings, Inc.	79	7,328
Deere & Co.	2,014	865,214
Delta Air Lines, Inc.	14,055	650,184
Dexcom, Inc.(a)	4,128	514,184
Dynatrace, Inc.(a)	17,856	976,545
Edwards Lifesciences Corp.(a)	7,350	603,215
Element Solutions, Inc.	875	18,340
Eli Lilly & Co.	2,151	977,737
EQT Corp.	3,494	147,377
F5, Inc.(a)	6,388	1,010,837
Fortinet, Inc.(a)	8,172	635,128
Fortive Corp.	29,454	2,307,721
Freeport-McMoRan, Inc.	23,971	1,070,305
General Motors Co.	5,724	219,630
Green Plains, Inc.(a)	130	4,616
Halliburton Co.	798	31,186
Hilton Worldwide Holdings, Inc.	5,164	802,950
Humana, Inc.	4,536	2,072,181
Intuitive Surgical, Inc.(a)	2,419	784,724
Johnson & Johnson	9,270	1,553,003
JPMorgan Chase & Co.	8,958	1,415,006
Kenvue, Inc.(a)	27,785	657,949
KLA Corp.	798	410,132
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	10,256	325,115
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	9,575	304,772
Lockheed Martin Corp.	2,982	1,331,075
Lowe’s Cos., Inc.	591	138,454
LPL Financial Holdings, Inc.	8,937	2,049,790
LyondellBasell Industries NV, Class A	1,890	186,845
Marathon Petroleum Corp.	479	63,717
Marsh & McLennan Cos., Inc.	14,589	2,748,859
Masco Corp.	1,981	120,207
Mastercard, Inc., Class A	6,265	2,470,164

Security	Shares	Value

United States (continued)
McDonald’s Corp.	3,951	$1,158,433
Merck & Co., Inc.	18,150	1,935,698
Micron Technology, Inc.	11,313	807,635
Microsoft Corp.(d)	24,860	8,350,971
Mirion Technologies, Inc.(a)	3,697	27,912
Morgan Stanley	933	85,425
Mr. Cooper Group, Inc.(a)	405	23,478
NextEra Energy, Inc.	26,210	1,921,193
Northrop Grumman Corp.	4,082	1,816,490
NVIDIA Corp.	3,097	1,447,197
Palo Alto Networks, Inc.(a)	2,695	673,642
Park Hotels & Resorts, Inc.	1,815	24,738
Peloton Interactive, Inc., Class A(a)	10,820	105,062
Pfizer, Inc.	16,373	590,410
Phillips 66	282	31,457
Progressive Corp.	6,328	797,201
Rockwell Automation, Inc.	1,507	506,789
Salesforce, Inc.(a)	6,272	1,411,263
Sarcos Technology & Robotics Corp.	20	35
Schlumberger NV	1,719	100,286
Sempra	16,392	2,442,736
Starbucks Corp.	8,415	854,712
Tesla, Inc.(a)	6,562	1,754,876
Texas Capital Bancshares, Inc.(a)	157	10,024
Thermo Fisher Scientific, Inc.	3,149	1,727,730
TJX Cos., Inc.	10,799	934,437
Transocean Ltd.(a)	7,339	64,583
United Airlines Holdings, Inc.(a)	5,659	307,340
United Parcel Service, Inc., Class B	7,799	1,459,427
UnitedHealth Group, Inc.	5,935	3,005,306
Valero Energy Corp.	8,900	1,147,299
Visa, Inc., Class A	1,645	391,066
Vulcan Materials Co.	4,157	916,619
Walmart, Inc.	6,582	1,052,199
Walt Disney Co.(a)	15,845	1,408,462
Wells Fargo & Co.	22,729	1,049,171
Zoetis, Inc.	2,696	507,091
Zscaler, Inc.(a)	2,140	343,213

		107,940,882

Total Common Stocks — 89.7% (Cost: $161,771,717)		178,585,270

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(b)(e)	$1	616

Total Corporate Bonds — 0.0% (Cost: $1,000)		616

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

United States — 0.5%
iShares MSCI China ETF(f)	19,824	$987,235

Total Investment Companies — 0.5% (Cost: $1,061,580)		987,235

Preferred Securities

Preferred Stocks — 0.3%

Germany — 0.3%
Dr Ing hc F Porsche AG(b)	4,176	510,653

Total Preferred Securities — 0.3% (Cost: $420,318)		510,653

Warrants

Israel — 0.0%
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(a)	22	2

United States(a) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 03/03/26, Strike Price USD 11.50)	121	25
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	60	37
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 11.50)	57	2
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	107	2
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	354	12

		78

Total Warrants — 0.0% (Cost: $1,487)		80

Total Long-Term Investments — 90.5% (Cost: $163,256,102)		180,083,854

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(f)(g)	15,509,903	$15,509,903

Total Short-Term Securities — 7.8% (Cost: $15,509,903)		15,509,903

Options Purchased — 0.6% (Cost: $1,096,882)		1,262,868

Total Investments Before Options Written — 98.9% (Cost: $179,862,887)		196,856,625

Options Written — (0.2)% (Premiums Received: $(348,385))		(387,692)

Total Investments, Net of Options Written — 98.7% (Cost: $179,514,502)		196,468,933

Other Assets Less Liabilities — 1.3%		2,580,989

Net Assets — 100.0%		$199,049,922

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Convertible security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,956,763	$1,553,140	(a)	$—	$—	$—	$15,509,903	15,509,903	$171,610	$—
iShares MSCI China ETF	946,001	—		—	—	41,234	987,235	19,824	8,508	—

					$—	$41,234	$16,497,138		$180,118	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NSE IFSC Nifty 50 Index	9	08/31/23	$357	$(1,789)
S&P/TSE 60 Index	4	09/14/23	752	28,301
S&P 500 E-Mini Index	82	09/15/23	18,919	854,689

				881,201

Short Contracts
CAC 40 Index	8	08/18/23	661	(17,578)
FTSE Taiwan Index	54	08/30/23	3,210	1,835
Nikkei 225 Yen-Denominated	32	09/07/23	3,741	(107,491)
KOSPI 200 Index	34	09/14/23	2,316	(11,304)
DAX Index	2	09/15/23	909	(16,255)
FTSE 100 Index	21	09/15/23	2,073	(30,391)
SPI 200 Index	3	09/21/23	372	(15,035)

				(196,219)

				$684,982

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	509,168	USD	377,894	HSBC Bank PLC	09/20/23	$8,492
CAD	1,301,295	USD	976,059	HSBC Bank PLC	09/20/23	11,438
CHF	1,588,812	USD	1,812,399	HSBC Bank PLC	09/20/23	18,931
USD	964,336	CNY	6,626,643	BNP Paribas SA	09/20/23	31,525
USD	7,515,348	EUR	6,799,269	BNP Paribas SA	09/20/23	21,742
USD	567,487	EUR	503,824	Deutsche Bank AG	09/20/23	12,213
USD	479,104	EUR	425,884	HSBC Bank PLC	09/20/23	9,729
USD	394,026	JPY	53,987,901	BNP Paribas SA	09/20/23	11,634
USD	505,382	JPY	70,755,051	Deutsche Bank AG	09/20/23	4,230
USD	516,152	JPY	72,857,416	Natwest Markets PLC	09/20/23	109

						130,043

AUD	2,723,159	USD	1,849,444	Barclays Bank PLC	09/20/23	(17,243)
AUD	623,668	USD	424,512	HSBC Bank PLC	09/20/23	(4,895)
DKK	3,345,160	USD	497,131	Bank of America N.A.	09/20/23	(2,116)
JPY	513,190,022	USD	3,892,287	Bank of America N.A.	09/20/23	(257,404)
SEK	6,212,713	USD	611,520	Bank of America N.A.	09/20/23	(19,922)
USD	719,335	CHF	641,464	Royal Bank of Canada	09/20/23	(20,043)
USD	854,421	EUR	782,808	HSBC Bank PLC	09/20/23	(8,327)
USD	756,067	GBP	597,810	Morgan Stanley & Co. International PLC	09/20/23	(11,292)
USD	534,488	HKD	4,180,678	Bank of America N.A.	09/20/23	(1,775)
USD	601,252	HKD	4,692,471	UBS AG	09/20/23	(659)
USD	941,547	JPY	134,721,828	Royal Bank of Canada	09/20/23	(12,677)
USD	480,588	KRW	629,574,616	UBS AG	09/20/23	(13,490)

						(369,843)

						$(239,800)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Advanced Micro Devices, Inc.	39	08/18/23	USD	130.00	USD	446	$6,727
Alibaba Group Holding Ltd.	23	08/18/23	USD	100.00	USD	235	13,455
Alphabet Inc., Class C	91	08/18/23	USD	130.00	USD	1,211	43,452

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Alphabet Inc., Class C	40	08/18/23	USD	125.00	USD	532	$32,100
Amazon.com, Inc.	88	08/18/23	USD	135.00	USD	1,176	44,000
Apple, Inc.	37	08/18/23	USD	190.00	USD	727	32,282
Apple, Inc.	22	08/18/23	USD	200.00	USD	432	6,413
Applied Materials, Inc.	14	08/18/23	USD	145.00	USD	212	13,055
Boston Scientific Corp.	39	08/18/23	USD	57.50	USD	202	878
Boston Scientific Corp.	39	08/18/23	USD	55.00	USD	202	488
ConocoPhillips	42	08/18/23	USD	110.00	USD	494	35,280
D.R. Horton, Inc.	26	08/18/23	USD	125.00	USD	330	10,660
D.R. Horton, Inc.	13	08/18/23	USD	130.00	USD	165	2,113
Delta Air Lines, Inc.	89	08/18/23	USD	48.00	USD	412	4,495
Freeport-McMoRan, Inc.	40	08/18/23	USD	40.00	USD	179	19,600
Freeport-McMoRan, Inc.	67	08/18/23	USD	39.00	USD	299	39,027
General Motors Co.	52	08/18/23	USD	41.00	USD	200	832
Humana, Inc.	15	08/18/23	USD	465.00	USD	685	15,825
Lenar Corp., Class A	27	08/18/23	USD	135.00	USD	342	1,148
Micron Technology, Inc.	50	08/18/23	USD	72.50	USD	357	8,425
Microsoft Corp.	11	08/18/23	USD	330.00	USD	370	11,852
Microsoft Corp.	12	08/18/23	USD	340.00	USD	403	6,540
Microsoft Corp.	40	08/18/23	USD	355.00	USD	1,344	6,080
NVIDIA Corp.	6	08/18/23	USD	420.00	USD	280	30,855
NVIDIA Corp.	5	08/18/23	USD	435.00	USD	234	19,387
salesforce.com, Inc.	9	08/18/23	USD	220.00	USD	203	7,627
Shell plc, ADR	63	08/18/23	USD	62.50	USD	388	3,150
Starbucks Corp.	20	08/18/23	USD	100.00	USD	203	7,800
Tesla, Inc.	19	08/18/23	USD	310.00	USD	508	1,976
Tesla, Inc.	7	08/18/23	USD	295.00	USD	187	1,652
Toll Brothers Inc.	26	08/18/23	USD	80.00	USD	209	5,980
Toll Brothers Inc.	18	08/18/23	USD	85.00	USD	145	900
United Airlines Holdings, Inc.	89	08/18/23	USD	57.50	USD	483	4,494
UnitedHealth Group, Inc.	6	08/18/23	USD	480.00	USD	304	17,445
Valero Energy Corp.	17	08/18/23	USD	120.00	USD	219	15,385
Walt Disney Co.	22	08/18/23	USD	95.00	USD	196	2,552
D.R. Horton, Inc.	22	08/25/23	USD	120.00	USD	279	18,370
Lenar Corp., Class A	22	08/25/23	USD	125.00	USD	279	10,230
Advanced Micro Devices, Inc.	35	09/15/23	USD	130.00	USD	400	4,170
Advanced Micro Devices, Inc.	12	09/15/23	USD	115.00	USD	137	9,930
Alibaba Group Holding Ltd.	34	09/15/23	USD	100.00	USD	347	27,115
Alphabet Inc., Class C	47	09/15/23	USD	130.00	USD	626	30,550
Alphabet Inc., Class C	42	09/15/23	USD	125.00	USD	559	44,625
Amazon.com, Inc.	39	09/15/23	USD	145.00	USD	521	12,285
Amazon.com, Inc.	38	09/15/23	USD	135.00	USD	508	25,650
Apple, Inc.	49	09/15/23	USD	195.00	USD	963	36,750
Apple, Inc.	55	09/15/23	USD	205.00	USD	1,080	15,867
Apple, Inc.	24	09/15/23	USD	200.00	USD	471	11,580
Applied Materials, Inc.	14	09/15/23	USD	140.00	USD	212	21,210
Archer-Daniels-Midland Co.	29	09/15/23	USD	82.50	USD	246	11,310
Edwards Lifesciences Corp.	24	09/15/23	USD	85.00	USD	197	3,840
Humana, Inc.	9	09/15/23	USD	450.00	USD	411	20,745
Humana, Inc.	2	09/15/23	USD	460.00	USD	91	3,470
JPMorgan Chase & Co.	70	09/15/23	USD	160.00	USD	1,106	22,750
Microsoft Corp.	32	09/15/23	USD	365.00	USD	1,075	9,360
Microsoft Corp.	7	09/15/23	USD	355.00	USD	235	3,465
NVIDIA Corp.	31	09/15/23	USD	430.00	USD	1,449	183,055
NVIDIA Corp.	12	09/15/23	USD	500.00	USD	561	30,420
NVIDIA Corp.	2	09/15/23	USD	485.00	USD	93	6,170
NVIDIA Corp.	2	09/15/23	USD	480.00	USD	93	6,585
Pfizer, Inc.	70	09/15/23	USD	42.50	USD	252	455
Pfizer, Inc.	62	09/15/23	USD	40.00	USD	224	1,147
salesforce.com, Inc.	5	09/15/23	USD	230.00	USD	113	4,463
salesforce.com, Inc.	5	09/15/23	USD	240.00	USD	113	2,638
Starbucks Corp.	11	09/15/23	USD	105.00	USD	112	2,431

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Tesla, Inc.	14	09/15/23	USD	290.00	USD	374	$11,935
Tesla, Inc.	4	09/15/23	USD	280.00	USD	107	4,700
Tesla, Inc.	4	09/15/23	USD	275.00	USD	107	5,490
Toll Brothers Inc.	22	09/15/23	USD	80.00	USD	177	9,020
Valero Energy Corp.	44	09/15/23	USD	125.00	USD	567	33,000
Valero Energy Corp.	9	09/15/23	USD	120.00	USD	116	9,922
Walt Disney Co.	12	09/15/23	USD	90.00	USD	107	4,470
Bunge Ltd.	22	10/20/23	USD	105.00	USD	239	16,280
NVIDIA Corp.	11	12/15/23	USD	440.00	USD	514	82,307
Pfizer, Inc.	59	01/19/24	USD	47.00	USD	213	797
Pfizer, Inc.	97	01/19/24	USD	50.00	USD	350	825

							1,233,312

Put
Alphabet Inc., Class C	51	08/18/23	USD	120.00	USD	679	791
Amazon.com, Inc.	42	08/18/23	USD	120.00	USD	561	3,864
Apple, Inc.	42	08/18/23	USD	180.00	USD	825	2,205
Microsoft Corp.	19	08/18/23	USD	325.00	USD	638	5,206
NVIDIA Corp.	7	08/18/23	USD	380.00	USD	327	308
Walt Disney Co.	35	08/18/23	USD	82.00	USD	311	2,363

							14,737

							$1,248,049

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
TOPIX Banks Index	BNP Paribas SA	53,383	11/10/23	JPY	239.44	JPY	12,858	$3,934
TOPIX Banks Index	Goldman Sachs International	88,935	11/10/23	JPY	239.30	JPY	21,421	7,782
TOPIX Banks Index	JPMorgan Chase Bank N.A.	35,624	11/10/23	JPY	239.43	JPY	8,580	3,103

								$14,819

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alibaba Group Holding Ltd.	23	08/18/23	USD	110.00	USD	235	$(4,738)
Alphabet Inc., Class C	81	08/18/23	USD	135.00	USD	1,078	(16,038)
Amazon.com, Inc.	72	08/18/23	USD	145.00	USD	962	(13,356)
Apple, Inc.	45	08/18/23	USD	210.00	USD	884	(2,678)
Applied Materials, Inc.	28	08/18/23	USD	160.00	USD	424	(5,880)
Delta Air Lines, Inc.	89	08/18/23	USD	55.00	USD	412	(223)
DexCom, Inc.	7	08/18/23	USD	140.00	USD	87	(245)
Freeport-McMoRan, Inc.	67	08/18/23	USD	45.00	USD	299	(8,341)
General Motors Co.	104	08/18/23	USD	45.00	USD	399	(156)
Humana, Inc.	9	08/18/23	USD	495.00	USD	411	(2,880)
NVIDIA Corp.	9	08/18/23	USD	485.00	USD	421	(10,012)
salesforce.com, Inc.	19	08/18/23	USD	240.00	USD	428	(1,900)
Starbucks Corp.	41	08/18/23	USD	110.00	USD	416	(2,235)
Tesla, Inc.	14	08/18/23	USD	325.00	USD	374	(728)
Tesla, Inc.	19	08/18/23	USD	340.00	USD	508	(542)
United Airlines Holdings, Inc.	89	08/18/23	USD	65.00	USD	483	(312)
Valero Energy Corp.	34	08/18/23	USD	130.00	USD	438	(8,670)
Walt Disney Co.	45	08/18/23	USD	100.00	USD	400	(2,205)
D.R. Horton, Inc.	22	08/25/23	USD	130.00	USD	279	(4,785)
Lenar Corp., Class A	22	08/25/23	USD	135.00	USD	279	(1,760)
Albemarle Corp.	9	09/15/23	USD	240.00	USD	191	(3,510)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Alibaba Group Holding Ltd.	34	09/15/23	USD	115.00	USD	347	$(9,282)
Alphabet Inc., Class C	70	09/15/23	USD	140.00	USD	932	(15,750)
Alphabet Inc., Class C	84	09/15/23	USD	135.00	USD	1,118	(34,020)
Amazon.com, Inc.	54	09/15/23	USD	160.00	USD	722	(4,752)
Amazon.com, Inc.	74	09/15/23	USD	150.00	USD	989	(15,318)
Apple, Inc.	55	09/15/23	USD	220.00	USD	1,080	(2,448)
Apple, Inc.	46	09/15/23	USD	210.00	USD	904	(7,291)
Applied Materials, Inc.	30	09/15/23	USD	150.00	USD	455	(25,500)
CF Industries Holdings, Inc.	13	09/15/23	USD	90.00	USD	107	(1,853)
Humana, Inc.	5	09/15/23	USD	490.00	USD	228	(3,350)
JPMorgan Chase & Co.	70	09/15/23	USD	170.00	USD	1,106	(3,430)
KLA Corp.	7	09/15/23	USD	550.00	USD	360	(7,315)
Micron Technology, Inc.	24	09/15/23	USD	80.00	USD	171	(2,076)
NVIDIA Corp.	12	09/15/23	USD	600.00	USD	561	(7,620)
NVIDIA Corp.	5	09/15/23	USD	560.00	USD	234	(5,562)
NVIDIA Corp.	5	09/15/23	USD	550.00	USD	234	(6,387)
salesforce.com, Inc.	10	09/15/23	USD	260.00	USD	225	(1,715)
salesforce.com, Inc.	10	09/15/23	USD	250.00	USD	225	(3,025)
Starbucks Corp.	21	09/15/23	USD	110.00	USD	213	(1,901)
Tesla, Inc.	21	09/15/23	USD	340.00	USD	562	(3,696)
Tesla, Inc.	7	09/15/23	USD	310.00	USD	187	(3,097)
Tesla, Inc.	7	09/15/23	USD	305.00	USD	187	(3,640)
Toll Brothers Inc.	22	09/15/23	USD	90.00	USD	177	(1,595)
Valero Energy Corp.	18	09/15/23	USD	130.00	USD	232	(8,595)
Walt Disney Co.	23	09/15/23	USD	95.00	USD	204	(4,473)
Bunge Ltd.	22	10/20/23	USD	120.00	USD	239	(2,970)
NVIDIA Corp.	11	12/15/23	USD	530.00	USD	514	(41,470)

							(319,325)

Put
Alphabet Inc., Class C	51	08/18/23	USD	110.00	USD	679	(281)
Tesla, Inc.	19	08/18/23	USD	255.00	USD	508	(8,930)
Toll Brothers Inc.	26	08/18/23	USD	65.00	USD	209	(1,950)
Toll Brothers Inc.	18	08/18/23	USD	70.00	USD	145	(315)
United Airlines Holdings, Inc.	66	08/18/23	USD	50.00	USD	358	(1,980)
Walt Disney Co.	35	08/18/23	USD	75.00	USD	311	(420)
Albemarle Corp.	9	09/15/23	USD	180.00	USD	191	(2,340)
Alibaba Group Holding Ltd.	34	09/15/23	USD	80.00	USD	347	(1,564)
Apple, Inc.	41	09/15/23	USD	175.00	USD	805	(3,485)
Microsoft Corp.	17	09/15/23	USD	300.00	USD	571	(3,119)
NVIDIA Corp.	12	09/15/23	USD	400.00	USD	561	(12,180)
Pfizer, Inc.	132	09/15/23	USD	35.00	USD	476	(8,382)
Tesla, Inc.	21	09/15/23	USD	220.00	USD	562	(5,071)
Toll Brothers Inc.	13	09/15/23	USD	70.00	USD	104	(1,040)
Valero Energy Corp.	44	09/15/23	USD	105.00	USD	567	(1,518)
Bunge Ltd.	22	10/20/23	USD	90.00	USD	239	(5,005)
NVIDIA Corp.	11	12/15/23	USD	310.00	USD	514	(5,307)

							(62,887)

							$(382,212)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
TOPIX Banks Index	BNP Paribas SA	53,383	11/10/23	JPY	262.25	JPY	12,858	$(1,087)
TOPIX Banks Index	Goldman Sachs International	88,935	11/10/23	JPY	262.09	JPY	21,421	(3,142)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	35,624	11/10/23	JPY	262.23	JPY	8,580	(1,251)

								$(5,480)

7

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/24	$(1,065,195)	$(82,265	)(c)	$(1,149,051)	0.5%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $1,591 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15-120 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/08/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

France
Pernod Ricard SA	(238)	$(52,472)	4.6%

United States
Bank of America Corp.	(279)	(8,928)	0.8
Bank of Hawaii Corp.	(209)	(11,940)	1.0
BankUnited, Inc.	(444)	(13,249)	1.1
Banner Corp.	(158)	(7,522)	0.7
Charles Schwab Corp.	(310)	(20,491)	1.8
Cloudflare, Inc., Class A	(4,364)	(300,112)	26.1
Community Bank System, Inc.	(319)	(17,172)	1.5
Cullen/Frost Bankers, Inc.	(85)	(9,229)	0.8
FB Financial Corp.	(282)	(9,989)	0.9
Glacier Bancorp, Inc.	(257)	(8,404)	0.7
Hope Bancorp, Inc.	(300)	(3,258)	0.3

Security	Shares	Value	% of Basket Value

United States (continued)
Huntington Bancshares, Inc./OH	(1,535)	$(18,788)	1.6%
Independent Bank Group, Inc.	(200)	(8,974)	0.8
J M Smucker Co.	(25)	(3,766)	0.3
OceanFirst Financial Corp.	(272)	(5,067)	0.4
Pacific Premier Bancorp, Inc.	(411)	(10,497)	0.9
Palantir Technologies, Inc.	(12,266)	(243,358)	21.2
Prosperity Bancshares, Inc.	(122)	(7,725)	0.7
Simmons First National Corp., Class A	(400)	(8,076)	0.7
Snowflake, Inc.	(1,683)	(299,086)	26.0
Truist Financial Corp.	(529)	(17,573)	1.5
UMB Financial Corp.	(129)	(9,159)	0.8
Valley National Bancorp	(1,071)	(10,989)	1.0
Washington Federal, Inc.	(288)	(8,940)	0.8
Western Alliance Bancorp	(593)	(30,806)	2.7
Zions Bancorp NA	(91)	(3,481)	0.3

		(1,096,579)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(1,149,051)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,202,756	$—	$1,202,756
Canada	4,049,493	—	—	4,049,493
China	—	4,120,154	—	4,120,154
France	—	10,741,398	—	10,741,398
Germany	150,122	7,101,699	—	7,251,821
Hong Kong	—	978,463	—	978,463
Israel	1,146,762	—	—	1,146,762
Italy	—	1,132,020	—	1,132,020
Japan	—	12,463,456	—	12,463,456
Netherlands	898,196	7,939,957	—	8,838,153
South Korea	—	1,050,375	—	1,050,375
Spain	—	2,087,734	—	2,087,734
Switzerland	1,163,130	5,232,731	—	6,395,861
Taiwan	—	1,372,378	—	1,372,378
United Arab Emirates	—	—	—	—
United Kingdom	539,897	7,273,667	—	7,813,564
United States	107,940,882	—	—	107,940,882
Corporate Bonds	—	616	—	616
Investment Companies	987,235	—	—	987,235
Preferred Securities
Preferred Stocks	—	510,653	—	510,653
Warrants	80	—	—	80
Short-Term Securities
Money Market Funds	15,509,903	—	—	15,509,903
Options Purchased
Equity Contracts	1,248,049	14,819	—	1,262,868

	$133,633,749	$63,222,876	$—	$196,856,625

Derivative Financial Instruments(a)
Assets
Equity Contracts	$882,990	$1,835	$—	$884,825
Foreign Currency Exchange Contracts	—	130,043	—	130,043
Liabilities
Equity Contracts	(491,492)	(178,308)	—	(669,800)
Foreign Currency Exchange Contracts	—	(369,843)	—	(369,843)

	$391,498	$(416,273)	$—	$(24,775)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

Currency Abbreviation (continued)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

9

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock GA Dynamic Equity Fund

Currency Abbreviation (continued)

JPY	Japanese Yen

KRW	South Korean Won

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	10